Document and Entity Information	Nov. 18, 2021
Document And Entity Information [Line Items]
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001841968
Document Type	8-K
Document Period End Date	Nov. 18, 2021
Entity Registrant Name	P10, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40937
Entity Tax Identification Number	87-2908160
Entity Address, Address Line One	4514 Cole Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75205
City Area Code	(214)
Local Phone Number	865-7998
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class 160 A Common Stock Par Value 0.001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	PX
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Stock Purchase Rights
Security Exchange Name	NYSE